General information	12 Months Ended
Dec. 31, 2019
General information
General information

1          General information

Aesthetic Medical International Holdings Group Limited (the “Company”) was incorporated in the Cayman Islands on 27 May 2011 as an exempted company with limited liability under the Companies Law, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands. The address of its registered office is Offshore Incorporations (Cayman) Limited, Scotia Centre, 4th Floor, P.O. Box 2804, George Town, Grand Cayman KY1-1112, Cayman Islands.

Pursuant to a shareholders’ resolution passed on 16 March 2015, English name of the Company changed from “Pengai Hospital Management Corporation” to “Pengai Aesthetic Medical Group”.  Pursuant to a special resolution passed on 12 April 2017, English name of the Company changed from “Pengai Aesthetic Medical Group” to “China Aesthetic Healthcare Group”. Pursuant to a special resolution passed on 13 July 2018, English name of the Company changed from “China Aesthetic Healthcare Group” to “Aesthetic Medical International Holdings Group Limited”.

The principal activities of the Company and its subsidiaries (together, the “Group”) are engaged in the provision of non-surgical aesthetic medical services, surgical aesthetic medical services, other aesthetic medical services and general healthcare services in the People’s Republic of China (the “PRC”). The principal activities of the subsidiaries are set out in Note 37.

The Company successfully completed its initial public offering and listing of American Depositary Shares (“ADSs”) on the NASDAQ Global Market in October, 2019, and raised net proceeds of US$27,600,000 from the offering. Each ADS represents three ordinary share.

These consolidated financial statement are presented in Renminbi (“RMB”) and rounded to the nearest thousand yuan, unless otherwise stated.